Offerings	May 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	63,475,000
Proposed Maximum Offering Price per Unit	10.58
Maximum Aggregate Offering Price	$ 671,565,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 92,743.20
Offering Note	The securities being registered represent shares of Pubco Class A common stock, par value $0.01 per share (“Pubco Class A Stock”) and shares of Pubco Class B common stock, par value $0.01 per share (“Pubco Class B Stock”) to be issued by BSTR Holdings, Inc., a Delaware corporation, in connection with the business combination agreement entered into on July 16, 2025, by and among, Pubco, Cantor Equity Partners I, Inc., a Cayman Island exempted company, (“CEPO”), BSTR Holdings (Cayman), a Cayman Islands limited liability company (the “Seller”), BSTR Newco, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Seller (“Newco”), (as amended, restated or otherwise modified from time to time, the “Business Combination Agreement”). Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the accompanying registration statement on Form S-4 filed by Pubco of which this Exhibit 107 is a part.

Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated thereby (the “Closing”), among other matters, (i) each issued and outstanding Class B ordinary share, par value $0.0001 per share, of CEPO (“CEPO Class B Ordinary Shares”), will automatically convert into one Class A ordinary share, par value $0.0001 per share, of CEPO (the “CEPO Class A Ordinary Shares”), and (ii) the holders of CEPO Class A Ordinary Shares will receive one share of Pubco Class A Stock for each CEPO Class A Ordinary Share held by such CEPO shareholder.

The securities being registered represent an estimated number of shares of Pubco Class A Stock issuable pursuant to the Business Combination Agreement in exchange for an equivalent amount of (i) 20,000,000 CEPO Class A Ordinary Shares held by CEPO public shareholders, (ii) 3,000,000 CEPO Class A Ordinary Shares held by Cantor EP Holdings I, LLC (the “Sponsor”) (after accounting for the surrender of 2,500,000 CEPO Class B Ordinary Shares by the Sponsor), (iii) 500,000 CEPO Class A Ordinary Shares issuable to the Sponsor pursuant to the CEPO Equity PIPE Subscription Agreement, dated July 16, 2025, entered into among CEPO, Pubco and the Sponsor (iv) up to 300,000 CEPO Class A Ordinary Shares issuable to the Sponsor pursuant to the promissory note, dated January 6, 2025, entered into by CEPO in favor of the Sponsor in the aggregate principal amount of up to $3,000,000, (v) up to 175,000 CEPO Class A Ordinary Shares, dated January 6, 2025, entered into by CEPO in favor of the Sponsor in the aggregate principal amount of up to $1,750,000 and (vi) 39,500,000 CEPO Class A Ordinary Shares issuable pursuant to the CEPO Cash Equity PIPE Subscription Agreements (other than to the Sponsor).

Pursuant to Rule 416(a) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(1) of the Securities Act, the proposed maximum offering price is calculated based on the average of the high ($10.59) and low ($10.57) prices of the CEPO Class A Ordinary Shares on the Nasdaq Global Market on May 8, 2026, a recent date for which the reported high and low prices of the CEPO Class A Ordinary Shares were available prior to the initial filing of the Registration Statement (and such date being within five (5) business days prior to the date that the Registration Statement was first filed with the U.S. Securities and Exchange Commission (the “SEC”)). This calculation is in accordance with Rule 457(f)(1) of the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	200,165,850
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 2,001,658.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 276.43
Offering Note	Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, upon the Closing, among other matters, the Seller will receive, in exchange for its class A common membership interests of Newco (the “Newco Class A Interests”) and class B common membership interests of Newco (the “Newco Class B Interests” and together with the Newco Class A Interests, the “Newco Interests”), (i) a number of shares of Pubco Class A Stock equal to: (x) the product of (A) 25,000, multiplied by (B) the U.S. dollar price of one Bitcoin as determined by the average of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) for the ten-day period ending on the second day prior to the Closing (the “Closing Bitcoin Price”), divided by (y) $10.00 and (ii) a number of shares of Pubco Class B Stock equal to: (x) the product of (A) 25,000, multiplied by (B) the Closing Bitcoin Price, divided by (y) $10.00.

The securities being registered represent an estimated number of shares of Pubco Class A Stock issuable to the Seller pursuant to the Business Combination Agreement in exchange for an equivalent number of Newco Class A Interests issuable to the Seller pursuant to the Contribution Agreement.

Pursuant to Rule 416(a) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(d) of the Securities Act, such number of shares of Pubco Class A Stock is calculated based on the market value of Bitcoin as of May 8, 2026 of $80,066.34 according to the BRRNY, a recent date prior to the initial filing of the Registration Statement (and such date being within fifteen days prior to the date that the Registration Statement was first filed with the SEC).

Estimated solely for the purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act, the proposed maximum offering price is calculated based on an assumed par value of the Newco Class A Interests of $0.01, which is equal to the par value of the shares of Pubco Class A Stock for which the Newco Class A Interests will be exchanged pursuant to the Business Combination Agreement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	33,436,585
Proposed Maximum Offering Price per Unit	10.58
Maximum Aggregate Offering Price	$ 353,759,069.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,854.13
Offering Note	Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, upon the Closing, among other matters, (i) each issued and outstanding CEPO Class B Ordinary Shares will automatically convert into one CEPO Class A Ordinary Shares, and (ii) the holders of CEPO Class A Ordinary Shares will receive one share of Pubco Class A Stock for each CEPO Class A Ordinary Share held by such CEPO shareholder.

The securities being registered represent an estimated number of shares Pubco Class A Stock issuable to CEPO BTC Equity PIPE Investors pursuant to the Business Combination Agreement in exchange for an equivalent number of CEPO Class A Ordinary Shares issuable pursuant to the CEPO BTC Equity PIPE Subscription Agreements in exchange for an aggregate of 4176.11 Bitcoin.

Pursuant to Rule 416(a) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(d) of the Securities Act, such number of shares of Pubco Class A Stock was calculated based on the market value of Bitcoin as of May 8, 2026 of $80,066.34 according to the BRRNY, a recent date prior to the initial filing of the Registration Statement (and such date being within fifteen days prior to the date that the Registration Statement was first filed with the SEC).

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(1) of the Securities Act, the proposed maximum offering price is calculated based on the average of the high ($10.59) and low ($10.57) prices of the CEPO Class A Ordinary Shares on the Nasdaq Global Market on May 8, 2026, a recent date for which the reported high and low prices of the CEPO Class A Ordinary Shares were available prior to the initial filing of the Registration Statement (and such date being within five (5) business days prior to the date that the Registration Statement was first filed with the SEC.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	6,765,606
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 67,656.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 9.35
Offering Note	Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, upon the Closing, among other matters, the Newco Equity Investors will be entitled to receive from Newco, on a one-for-one basis, the Newco Exchange Interests in exchange for their Newco Class A Interests. The Newco Exchange Interests will include the right of each Newco Equity Investor to require Pubco to cause the redemption by Newco of all, or a portion of, its Newco Exchange Interests in exchange for an equal number of shares of Pubco Class A Stock or, at Pubco’s election, for the cash equivalent, in each case subject to the terms and conditions of the amended and restated limited liability company agreement of Newco to be entered into at the Closing in a form to be mutually agreed among Newco, Pubco and CEPO.

The securities being registered represent an estimated number of shares Pubco Class A Stock underlying Newco Exchange Interests issuable to Newco Equity Investors pursuant to the Business Combination Agreement in exchange for an equivalent number of Newco Class A Interests to be issued pursuant to the Newco Private Placement Subscription Agreements in exchange for an aggregate of 845 Bitcoin.

Pursuant to Rule 416(a) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(d) of the Securities Act, such number of shares of Pubco Class A Stock is calculated based on the market value of Bitcoin as of May 8, 2026 of $80,066.34 according to the BRRNY, a recent date prior to the initial filing of the Registration Statement (and such date being within fifteen days prior to the date that the Registration Statement was first filed with the SEC).

Estimated solely for the purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act, the proposed maximum offering price is calculated based on an assumed par value of the Newco Exchange Interests of $0.01, which is equal to the par value of the shares of Pubco Class A Stock underlying the Newco Exchange Interests.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock, par value
Amount Registered | shares	200,165,850
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 2,001,658.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 276.43
Offering Note	Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, upon the Closing, among other matters, the Seller will receive, in exchange for its class A common membership interests of Newco (the “Newco Class A Interests”) and class B common membership interests of Newco (the “Newco Class B Interests” and together with the Newco Class A Interests, the “Newco Interests”), (i) a number of shares of Pubco Class A Stock equal to: (x) the product of (A) 25,000, multiplied by (B) the U.S. dollar price of one Bitcoin as determined by the Closing Bitcoin Price, divided by (y) $10.00 and (ii) a number of shares of Pubco Class B Stock equal to: (x) the product of (A) 25,000, multiplied by (B) the Closing Bitcoin Price, divided by (y) $10.00.

The securities being registered represent an estimated number of shares of Pubco Class B Stock issuable to the Seller pursuant to the Business Combination Agreement in exchange for an equivalent number of Newco Class B Interests issuable pursuant to the Contribution Agreement in exchange for 25,000 Bitcoin.

Pursuant to Rule 416(a) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(d) of the Securities Act, such number of shares of Pubco Class B Stock is calculated based on the market value of Bitcoin as of May 8, 2026 of $80,066.34 according to the BRRNY, a recent date prior to the initial filing of the Registration Statement (and such date being within fifteen days prior to the date that the Registration Statement was first filed with the SEC).

Estimated solely for the purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act, the proposed maximum offering price is calculated based on an assumed par value of the Newco Class B Interests of $0.01, which is equal to the par value of the shares of Pubco Class B Stock for which the Newco Class B Interests will be exchanged pursuant to the Business Combination Agreement.